Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 100,331	$ 122,715
Restricted cash, current		12,102
Accounts receivable, net	71,088	33,378
Contract assets	38,802	38,447
Prepaid expenses	27,231	28,207
Other current assets	7,329	1,668
Total current assets	244,781	236,517
Property and equipment, net	11,552	12,881
Intangible assets, net	129,670	149,248
Operating lease right of use assets	7,011	6,459
Goodwill	326,011	309,894
Investments	26,399	23,682
Restricted cash, non-current	25,462	24,203
Other assets	4,838	10,453
Total assets	775,724	773,337
Current liabilities:
Accounts payable	57,379	33,121
Accrued expenses	56,331	56,956
Deferred revenue	44,345	41,273
Current debt	7,573	7,405
Derivative warrant liabilities		6,922
Operating lease liabilities, current	3,610	3,462
Other current liabilities	13,676	22,001
Total current liabilities	182,914	171,140
Long-term debt – less current portion	19	7,088
Deferred tax liability	15,335	15,009
Operating lease liabilities, non-current	3,501	3,284
Other liabilities	936	0
Total liabilities	202,705	196,521
Commitments and contingencies (Note 21)
Shareholders' deficit
Additional paid-in capital	1,646,082	1,568,917
Treasury stock, at cost, 4,105,948 shares at December 31, 2023; nil shares at December 31, 2022	(17,653)
Accumulated deficit	(1,024,487)	(938,953)
Accumulated other comprehensive loss	(33,057)	(55,169)
Total shareholders' equity	573,019	576,816
Total liabilities and shareholders' equity	775,724	773,337
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2	2
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 2,132	$ 2,019